Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FlexShares Trust
Entity Central Index Key	0001491978
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000212719
Shareholder Report [Line Items]
Fund Name	US QUALITY LOW VOLATILITY INDEX
Trading Symbol	QLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® US Quality Low Volatility Index Fund	$21	0.18%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, the U.S. equity market moved higher. Within the U.S. market higher volatility stocks outperformed lower volatility stocks, leading the Fund to underperform the Russell 1000® Index. The quality factor was positive for the fiscal year but was not enough to offset the negative relative performance derived from the low volatility exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Quality Low Volatility IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 29.66%, differing from the 29.81% return of the Underlying Index, which is reflective of the management fee (-17 basis points, “bps”), stock selection/futures (-1 bp), securities lending (+1 bp), the compounding effect of tracking error over time (-2 bps) and other non-recurring factors (+4 bps).

Line Graph [Table Text Block]
	FlexShares®US Quality Low Volatility Index Fund Net Asset Value ("NAV")	Russell 1000 Index	Northern Trust Quality Low Volatility Index℠
2019	$10,000	$10,000	$10,000
2019	$10,130	$10,100	$10,154
2020	$10,396	$11,199	$10,446
2021	$14,040	$16,073	$14,139
2022	$13,040	$13,440	$13,170
2023	$13,635	$14,715	$13,798
2024	$17,679	$20,312	$17,897

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception 7/15/2019
FlexShares® US Quality Low Volatility Index Fund (Based on NAV)	29.66%	11.78%	11.36%
Russell 1000 Index	38.07%	14.99%	14.31%
Northern Trust Quality Low Volatility Index℠	29.81%	12.00%	11.61%

AssetsNet	$ 130,951,641
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 282,178
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$130,951,641
Number of Portfolio Holdings	121
Portfolio Turnover Rate	48%
Net Investment Advisory Fees Paid	$282,178

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)[1]

Information Technology	25.7%
Health Care	14.9%
Financials	10.4%
Consumer Staples	9.4%
Industrials	8.1%
Communication Services	7.2%
Utilities	6.5%
Consumer Discretionary	6.5%
Materials	5.2%
Energy	2.8%
Other	2.7%

C000212720
Shareholder Report [Line Items]
Fund Name	DEVELOPED MARKETS EX-US QUALITY LOW VOLATILITY INDEX
Trading Symbol	QLVD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	$36	0.32%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, international developed equity markets moved higher. Within developed markets higher volatility stocks outperformed lower volatility stocks, leading the Fund to underperform the MSCI World ex-US Index. The quality factor was positive for the fiscal year but was not enough to offset the negative performance derived from the low volatility exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Developed Markets ex-US Quality Low Volatility IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 20.56%, differing from the 20.80% return of the Underlying Index, which is reflective of the management fee (-32 basis points, “bps”), stock selection/futures (-6 bps), securities lending (+2 bps), dividend tax differential (+17 bps), performance calculation differences between the Underlying Index and the Fund (-1 bp), and the compounding effect of tracking error over time (-4 bps).

Line Graph [Table Text Block]
	FlexShares®Developed Markets ex-US Quality Low Volatility Index Fund Net Asset Value ("NAV")	MSCI World ex-US Index	Northern Trust Developed Markets ex-US Quality Low Volatility Index℠
2019	$10,000	$10,000	$10,000
2019	$10,276	$10,206	$10,291
2020	$9,635	$9,511	$9,674
2021	$11,760	$12,897	$11,819
2022	$9,600	$10,055	$9,675
2023	$10,576	$11,318	$10,672
2024	$12,751	$14,019	$12,891

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception 7/15/2019
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (Based on NAV)	20.56%	4.41%	4.70%
MSCI World ex-US Index	23.84%	6.55%	6.58%
Northern Trust Developed Markets ex-US Quality Low Volatility Index℠	20.80%	4.61%	4.91%

AssetsNet	$ 46,977,299
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 165,281
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$46,977,299
Number of Portfolio Holdings	183
Portfolio Turnover Rate	46%
Net Investment Advisory Fees Paid	$165,281

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)[1]

Japan	22.0%
Switzerland	12.6%
Canada	12.1%
United Kingdom	9.6%
France	7.6%
Hong Kong	5.7%
Germany	5.5%
Singapore	5.4%
Netherlands	4.7%
Spain	4.1%
Other	9.5%

C000212721
Shareholder Report [Line Items]
Fund Name	EMERGING MARKETS QUALITY LOW VOLATILITY INDEX
Trading Symbol	QLVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Emerging Markets Quality Low Volatility Index Fund	$45	0.40%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, emerging market equities moved higher. Within emerging markets higher volatility stocks outperformed lower volatility stocks, leading the Fund to underperform the MSCI Emerging Markets Index. The quality factor was positive for the fiscal year but was not enough to offset the negative performance derived from the low volatility exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Emerging Markets Quality Low Volatility IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

   For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 23.35%, differing from the 25.01% return of the Underlying Index, which is reflective of the management fee (-40 basis points, “bps”), stock selection/futures (-43 bps), dividend tax differential (+7 bps), performance calculation differences between the Underlying Index and the Fund (-2 bps), Indian Capital Gains Taxes (-62 bps), and the compounding effect of tracking error over time (-26 bps).

Line Graph [Table Text Block]
	FlexShares®Emerging Markets Quality Low Volatility Index Fund Net Asset Value ("NAV")	MSCI Emerging Markets Index	Northern Trust Emerging Markets Quality Low Volatility Index℠
2019	$10,000	$10,000	$10,000
2019	$10,019	$9,923	$10,038
2020	$9,878	$10,743	$9,938
2021	$11,072	$12,565	$11,276
2022	$8,884	$8,666	$9,117
2023	$9,641	$9,602	$9,973
2024	$11,891	$12,033	$12,467

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception 7/15/2019
FlexShares® Emerging Markets Quality Low Volatility Index Fund (Based on NAV)	23.35%	3.49%	3.33%
MSCI Emerging Markets Index	25.32%	3.93%	3.55%
Northern Trust Emerging Markets Quality Low Volatility Index℠	25.01%	4.43%	4.25%

AssetsNet	$ 13,160,944
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 57,264
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$13,160,944
Number of Portfolio Holdings	166
Portfolio Turnover Rate	96%
Net Investment Advisory Fees Paid	$57,264

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)[1]

India	24.1%
Taiwan	18.1%
China	17.6%
United Arab Emirates	7.3%
South Korea	7.3%
Malaysia	5.3%
Qatar	3.6%
Brazil	3.2%
Thailand	3.1%
Saudi Arabia	2.7%
Other	7.3%

C000102368
Shareholder Report [Line Items]
Fund Name	MORNINGSTAR US MARKET FACTOR TILT INDEX
Trading Symbol	TILT
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Morningstar US Market Factor Tilt Index Fund	$30	0.25%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, the U.S. equity market moved higher. Within the U.S. market small cap stocks underperformed large caps, leading the Fund to underperform the Russell 3000 Index®. The value factor was also negative for the fiscal year, contributing to the underperformance to the Russell 3000 Index®.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 36.32%, differing from the 36.66% return of the Underlying Index, which is reflective of the management fee (-25 basis points, “bps”), stock selection/futures (-6 bps), securities lending (+3 bps), the compounding effect of tracking error over time (-8 bps) and other non-recurring factors (+2 bps).

Line Graph [Table Text Block]
	FlexShares®Morningstar US Market Factor Tilt Index Fund Net Asset Value ("NAV")	Russell 3000 Index	Morningstar U.S. Market Factor Tilt Index℠
2014	$10,000	$10,000	$10,000
2015	$10,230	$10,449	$10,253
2016	$10,710	$10,892	$10,748
2017	$13,255	$13,504	$13,308
2018	$13,814	$14,395	$13,874
2019	$15,253	$16,337	$15,373
2020	$15,753	$17,995	$15,836
2021	$23,579	$25,894	$23,782
2022	$20,200	$21,617	$20,391
2023	$21,345	$23,429	$21,579
2024	$29,099	$32,298	$29,491

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® Morningstar US Market Factor Tilt Index Fund (Based on NAV)	36.32%	13.79%	11.27%
Russell 3000 Index[1]	37.86%	14.60%	12.44%
Morningstar U.S. Market Factor Tilt Index℠	36.66%	13.91%	11.42%

AssetsNet	$ 1,689,839,341
Holdings Count | Holding	1,932
Advisory Fees Paid, Amount	$ 3,877,065
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$1,689,839,341
Number of Portfolio Holdings	1,932
Portfolio Turnover Rate	11%
Net Investment Advisory Fees Paid	$3,877,065

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)[1]

Information Technology	23.3%
Financials	18.1%
Consumer Discretionary	11.7%
Industrials	10.7%
Health Care	10.6%
Communication Services	7.6%
Consumer Staples	4.8%
Energy	4.1%
Materials	3.1%
Real Estate	2.8%
Other	2.6%

C000102369
Shareholder Report [Line Items]
Fund Name	MORNINGSTAR DEVELOPED MARKETS EX-US FACTOR TILT INDEX
Trading Symbol	TLTD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	$43	0.39%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, international developed equity markets moved higher. Within developed markets small cap stocks underperformed large caps, leading the Fund to underperform the broad based securities market benchmark, the MSCI World ex-USA. The value factor was positive for the fiscal year but was not enough to offset the negative relative performance derived from the size exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Morningstar® Developed Markets ex-US Factor Tilt IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 22.99%, differing from the 23.17% return of the Underlying Index, which is reflective of the management fee (-39 basis points, “bps”), stock selection/futures (-6 bps), securities lending (+7 bps), dividend tax differential (+20 bps), performance calculation differences between the Underlying Index and the Fund (+1 bp), and the compounding effect of tracking error over time (-1 bp).

Line Graph [Table Text Block]
	FlexShares®Morningstar Developed Markets ex-US Factor Tilt Index Fund Net Asset Value ("NAV")	MSCI World ex-USA Index	Morningstar Developed Markets ex-US Factor Tilt Index℠
2014	$10,000	$10,000	$10,000
2015	$9,874	$9,819	$9,896
2016	$9,894	$9,595	$9,923
2017	$12,326	$11,777	$12,377
2018	$11,264	$10,981	$11,313
2019	$12,180	$12,197	$12,215
2020	$10,893	$11,369	$10,931
2021	$15,118	$15,416	$15,185
2022	$11,667	$12,019	$11,710
2023	$13,208	$13,529	$13,269
2024	$16,245	$16,753	$16,311

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (Based on NAV)	22.99%	5.93%	4.97%
MSCI World ex-USA Index[1]	23.84%	6.55%	5.29%
Morningstar Developed Markets ex-US Factor Tilt Index℠	23.17%	5.99%	5.03%

AssetsNet	$ 456,698,031
Holdings Count | Holding	2,488
Advisory Fees Paid, Amount	$ 1,879,697
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$456,698,031
Number of Portfolio Holdings	2,488
Portfolio Turnover Rate	19%
Net Investment Advisory Fees Paid	$1,879,697

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)[1]

Japan	24.0%
United Kingdom	12.5%
Canada	10.9%
France	7.5%
Germany	6.3%
Australia	6.2%
Switzerland	5.8%
Sweden	3.3%
Italy	2.7%
Netherlands	2.6%
Other	16.9%

C000102370
Shareholder Report [Line Items]
Fund Name	MORNINGSTAR EMERGING MARKETS FACTOR TILT INDEX
Trading Symbol	TLTE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	$64	0.57%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, emerging market equities moved higher. Within emerging markets small cap stocks underperformed large caps, leading the Fund to underperform the broad based securities market benchmark, the MSCI Emerging Markets Index. The value factor was also negative for the fiscal year, contributing to the underperformance to the MSCI Emerging Markets Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Underlying Index. The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 22.41%, differing from the 24.10% return of the Underlying Index, which is reflective of the management fee (-57 basis points, “bps”), stock selection/futures (-14 bps), securities lending (+5 bps), dividend tax differential (-1 bp), Indian Capital Gains Taxes (-75 bps), the compounding effect of tracking error over time (-26 bps) and other non-recurring factors (-1 bp).

Line Graph [Table Text Block]
	FlexShares®Morningstar Emerging Markets Factor Tilt Index Fund Net Asset Value ("NAV")	MSCI Emerging Markets Index	Morningstar Emerging Markets Factor Tilt Index℠
2014	$10,000	$10,000	$10,000
2015	$8,709	$8,547	$8,719
2016	$9,529	$9,339	$9,623
2017	$11,764	$11,809	$11,971
2018	$10,118	$10,331	$10,340
2019	$10,957	$11,556	$11,269
2020	$10,753	$12,509	$11,130
2021	$13,866	$14,631	$14,514
2022	$10,078	$10,091	$10,644
2023	$11,452	$11,181	$12,198
2024	$14,017	$14,012	$15,124

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (Based on NAV)	22.41%	5.05%	3.43%
MSCI Emerging Markets Index[1]	25.32%	3.93%	3.43%
Morningstar Emerging Markets Factor Tilt Index℠	24.10%	6.08%	4.23%

AssetsNet	$ 276,697,536
Holdings Count | Holding	2,977
Advisory Fees Paid, Amount	$ 1,476,023
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$276,697,536
Number of Portfolio Holdings	2,977
Portfolio Turnover Rate	33%
Net Investment Advisory Fees Paid	$1,476,023

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)[1]

China	23.7%
India	17.9%
Taiwan	16.8%
South Korea	10.7%
Brazil	5.2%
South Africa	4.3%
Saudi Arabia	2.8%
Mexico	2.3%
Malaysia	2.3%
United Arab Emirates	2.2%
Other	11.8%

C000159758
Shareholder Report [Line Items]
Fund Name	US QUALITY LARGE CAP INDEX
Trading Symbol	QLC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® US Quality Large Cap Index Fund	$31	0.25%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, the U.S. equity market moved higher. Within the U.S. market higher quality stocks outperformed poorer quality stocks, and higher momentum stocks outperformed poorer momentum stocks, leading the Fund to outperform the S&P 500® Index. The value factor was negative for the fiscal year but was not enough to offset the positive relative performance derived from both the quality and momentum exposures.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust US Quality Large Cap IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

   For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 39.96%, differing from the 40.39% return of the Underlying Index, which is reflective of the management fee (-25 basis points, “bps”), stock selection/futures (-7 bps), and the compounding effect of tracking error over time (-11 bps).

Line Graph [Table Text Block]
	FlexShares®US Quality Large Cap Index Fund Net Asset Value ("NAV")	S&P 500 Index	Northern Trust Quality Large Cap Index℠
2015	$10,000	$10,000	$10,000
2015	$10,648	$10,744	$10,651
2016	$10,661	$11,229	$10,708
2017	$13,182	$13,882	$13,295
2018	$14,057	$14,902	$14,215
2019	$14,906	$17,037	$15,088
2020	$15,522	$18,691	$15,742
2021	$22,229	$26,712	$22,632
2022	$19,344	$22,809	$19,755
2023	$21,190	$25,123	$21,708
2024	$29,658	$34,675	$30,476

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception 9/23/2015
FlexShares® US Quality Large Cap Index Fund (Based on NAV)	39.96%	14.75%	12.68%
S&P 500 Index	38.02%	15.27%	14.63%
Northern Trust Quality Large Cap Index℠	40.39%	15.09%	13.02%

AssetsNet	$ 330,694,871
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 521,375
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$330,694,871
Number of Portfolio Holdings	166
Portfolio Turnover Rate	16%
Net Investment Advisory Fees Paid	$521,375

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)[1]

Information Technology	32.5%
Financials	14.2%
Communication Services	11.2%
Health Care	10.8%
Consumer Discretionary	8.1%
Industrials	7.5%
Utilities	4.4%
Real Estate	4.2%
Consumer Staples	4.1%
Energy	1.4%
Other	1.1%

C000171075
Shareholder Report [Line Items]
Fund Name	STOXX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> US ESG SELECT INDEX
Trading Symbol	ESG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares®STOXX® US ESG Select Index Fund	$38	0.32%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, the U.S. equity market moved higher. Within the U.S. market higher sustainability-tilted stocks underperformed poorer sustainability-tilted stocks, leading the Fund to underperform the Russell 1000® Index.

   The fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX® USA ESG Select KPIs IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 31.28%, differing from the 31.09% return of the Underlying Index, which is reflective of the management fee (-32 basis points, “bps”), stock selection/futures (+3 bps), dividend tax differential (+44 bps) and the compounding effect of tracking error over time (+4 bps).

Line Graph [Table Text Block]
	FlexShares®STOXX® US ESG Select Index Fund Net Asset Value ("NAV")	Russell 1000® Index	STOXX® USA ESG Select KPIs Index℠
2016	$10,000	$10,000	$10,000
2016	$10,024	$9,935	$10,017
2017	$12,349	$12,287	$12,275
2018	$13,353	$13,144	$13,108
2019	$15,251	$15,005	$14,912
2020	$16,990	$16,635	$16,555
2021	$24,490	$23,873	$23,846
2022	$20,448	$19,963	$19,886
2023	$22,883	$21,856	$22,237
2024	$30,041	$30,177	$29,150

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception 7/13/2016
FlexShares®STOXX® US ESG Select Index Fund (Based on NAV)	31.28%	14.52%	14.17%
Russell 1000® Index	38.07%	14.99%	14.23%
STOXX® USA ESG Select KPIs Index℠	31.09%	14.34%	13.76%

AssetsNet	$ 153,222,525
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 578,111
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$153,222,525
Number of Portfolio Holdings	264
Portfolio Turnover Rate	27%
Net Investment Advisory Fees Paid	$578,111

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)[1]

Information Technology	24.3%
Financials	18.5%
Consumer Discretionary	13.5%
Health Care	12.4%
Consumer Staples	8.8%
Communication Services	6.7%
Industrials	5.6%
Energy	4.6%
Real Estate	1.8%
Utilities	1.8%
Other	1.3%

C000171076
Shareholder Report [Line Items]
Fund Name	STOXX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> GLOBAL ESG SELECT INDEX
Trading Symbol	ESGG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares®STOXX® Global ESG Select Index Fund	$48	0.42%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, global equity markets moved higher. Higher sustainability-tilted stocks underperformed poorer sustainability-tilted stocks, leading the Fund to underperform the MSCI World Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX® Global ESG Select KPIs IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 28.88%, differing from the 28.95% return of the Underlying Index, which is reflective of the management fee (-42 basis points, “bps”), stock selection/futures (-4 bps), securities lending (+1 bp), dividend tax differential (+38 bps), performance calculation differences between the Underlying Index and the Fund (+1 bp), and the compounding effect of tracking error over time (-1 bp).

Line Graph [Table Text Block]
	FlexShares®STOXX® Global ESG Select Index Fund Net Asset Value ("NAV")	MSCI World Index	STOXX® Global ESG Select KPIs Index℠
2016	$10,000	$10,000	$10,000
2016	$10,100	$10,030	$10,104
2017	$12,561	$12,314	$12,541
2018	$12,733	$12,457	$12,730
2019	$14,451	$14,038	$14,438
2020	$15,322	$14,650	$15,320
2021	$21,773	$20,573	$21,789
2022	$17,560	$16,771	$17,583
2023	$20,049	$18,529	$20,097
2024	$25,839	$24,769	$25,916

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception 7/13/2016
FlexShares®STOXX® Global ESG Select Index Fund (Based on NAV)	28.88%	12.33%	12.11%
MSCI World Index	33.68%	12.02%	11.55%
STOXX® Global ESG Select KPIs Index℠	28.95%	12.41%	12.16%

AssetsNet	$ 137,933,068
Holdings Count | Holding	778
Advisory Fees Paid, Amount	$ 687,540
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$137,933,068
Number of Portfolio Holdings	778
Portfolio Turnover Rate	41%
Net Investment Advisory Fees Paid	$687,540

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)[1]

United States	68.8%
Japan	5.9%
United Kingdom	4.0%
France	3.7%
Australia	3.1%
Switzerland	2.3%
Germany	2.2%
Netherlands	1.9%
Canada	1.3%
Denmark	1.0%
Other	5.1%

C000230177
Shareholder Report [Line Items]
Fund Name	ESG & CLIMATE US LARGE CAP CORE INDEX
Trading Symbol	FEUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® ESG & Climate US Large Cap Core Index Fund	$11	0.09%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, the U.S. equity market moved higher. Within the U.S. market higher sustainability-tilted stocks underperformed poorer sustainability-tilted stocks, leading the Fund to underperform the S&P 500® Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust ESG & Climate US Large Cap Core IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 35.29%, differing from the 35.31% return of the Underlying Index, which is reflective of the management fee (-9 basis points, “bps”), stock selection/futures (-2 bps), the compounding effect of tracking error over time (-1 bp), and other non-recurring factors (+10 bps).

Line Graph [Table Text Block]
	FlexShares®ESG & Climate US Large Cap Core Index Fund Net Asset Value ("NAV")	Russell 1000® Index	S&P 500 Index	Northern Trust ESG & Climate US Large Cap Core Index℠
2021	$10,000	$10,000	$10,000	$10,000
2021	$10,678	$10,694	$10,581	$10,684
2022	$8,960	$8,942	$9,035	$8,965
2023	$9,797	$9,791	$9,951	$9,815
2024	$13,254	$13,518	$13,735	$13,281

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception 9/20/2021
FlexShares® ESG & Climate US Large Cap Core Index Fund (Based on NAV)	35.29%	9.47%
Russell 1000®Index[1]	38.07%	9.75%
S&P 500 Index	38.02%	10.73%
Northern Trust ESG & Climate US Large Cap Core Index℠	35.31%	9.55%

AssetsNet	$ 68,361,715
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 45,094
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$68,361,715
Number of Portfolio Holdings	138
Portfolio Turnover Rate	32%
Net Investment Advisory Fees Paid	$45,094

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)[1]

Information Technology	31.0%
Financials	13.8%
Health Care	11.2%
Consumer Discretionary	10.4%
Communication Services	9.4%
Industrials	8.4%
Consumer Staples	5.4%
Energy	3.0%
Real Estate	2.3%
Utilities	2.0%
Other	2.0%

C000230178
Shareholder Report [Line Items]
Fund Name	ESG & CLIMATE DEVELOPED MARKETS EX-US CORE INDEX
Trading Symbol	FEDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	$13	0.12%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, the international developed equity markets moved higher. Within developed markets higher sustainability-tilted stocks outperformed poorer sustainability-tilted stocks, leading the Fund to outperform the MSCI World ex-US Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust ESG & Climate Developed Markets ex-US Core IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 24.12%, differing from the 24.16% return of the Underlying Index, which is reflective of the management fee (-12 basis points, “bps”), stock selection/futures (-5 bps), securities lending (+1 bp), dividend tax differential (+14 bps), and performance calculation differences between the Underlying Index and the Fund (-2 bps).

Line Graph [Table Text Block]
	FlexShares®ESG & Climate Developed Markets ex-US Core Index Fund Net Asset Value ("NAV")	MSCI World ex-US Index	Northern Trust ESG & Climate Developed Markets ex-US Core Index℠
2021	$10,000	$10,000	$10,000
2021	$10,238	$10,175	$10,229
2022	$7,846	$7,933	$7,832
2023	$8,794	$8,929	$8,789
2024	$10,915	$11,058	$10,912

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception 9/20/2021
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (Based on NAV)	24.12%	2.85%
MSCI World ex-US Index	23.84%	3.28%
Northern Trust ESG & Climate Developed Markets ex-US Core Index℠	24.16%	2.84%

AssetsNet	$ 55,320,556
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 55,351
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$55,320,556
Number of Portfolio Holdings	257
Portfolio Turnover Rate	22%
Net Investment Advisory Fees Paid	$55,351

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)[1]

Japan	20.0%
United Kingdom	13.8%
France	10.6%
Canada	10.4%
Germany	9.5%
Switzerland	7.3%
Australia	6.5%
Netherlands	4.7%
Spain	4.1%
Denmark	3.9%
Other	7.6%

C000102371
Shareholder Report [Line Items]
Fund Name	MORNINGSTAR GLOBAL UPSTREAM NATURAL RESOURCES INDEX
Trading Symbol	GUNR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$48	0.46%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, global natural resource equities moved higher. Within global natural resources the Fund’s underweight to timber and overweight to agriculture led the Fund to underperform the broader natural resources market, as defined by the S&P Global Natural Resources Index return of 7.61%. The upstream focus of the Fund within energy and metals was relatively positive for the fiscal year but was not enough to offset the negative relative performance derived from timber and agriculture.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Morningstar Global Upstream Natural Resources IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 6.73%, differing from the 6.81% return of the Underlying Index, which is reflective of the management fee (-46 basis points, “bps”), stock selection/futures (+4 bps), securities lending (+1 bp), dividend tax differential (+34 bps), and Indian Capital Gains Taxes (-1 bp).

Line Graph [Table Text Block]
	FlexShares®Morningstar Global Upstream Natural Resources Index Fund Net Asset Value ("NAV")	MSCI ACWI	Morningstar Global Upstream Natural Resources Index℠
2014	$10,000	$10,000	$10,000
2015	$7,903	$9,997	$7,930
2016	$8,996	$10,201	$9,088
2017	$10,598	$12,568	$10,741
2018	$10,845	$12,503	$11,048
2019	$11,188	$14,078	$11,440
2020	$9,860	$14,766	$10,137
2021	$14,760	$20,270	$15,262
2022	$16,560	$16,225	$17,239
2023	$15,911	$17,929	$16,668
2024	$16,982	$23,808	$17,803

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® Morningstar Global Upstream Natural Resources Index Fund (Based on NAV)	6.73%	8.71%	5.44%
MSCI ACWIFootnote Reference1	32.79%	11.08%	9.06%
Morningstar Global Upstream Natural Resources Index℠	6.81%	9.24%	5.94%

AssetsNet	$ 5,658,678,617
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 28,423,402
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$5,658,678,617
Number of Portfolio Holdings	186
Portfolio Turnover Rate	21%
Net Investment Advisory Fees Paid	$28,423,402

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)[1]

United States	34.6%
Canada	16.2%
Australia	12.8%
United Kingdom	7.4%
Norway	3.8%
Saudi Arabia	3.0%
Brazil	2.7%
France	2.6%
India	2.2%
China	2.2%
Other	11.7%

C000130666
Shareholder Report [Line Items]
Fund Name	STOXX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> GLOBAL BROAD INFRASTRUCTURE INDEX
Trading Symbol	NFRA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares®STOXX® Global Broad Infrastructure Index Fund	$53	0.47%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, global listed infrastructure moved higher. Within global listed infrastructure, the inclusion of communications infrastructure and underweight to energy utilities and pipelines detracted from relative performance, leading the Fund to underperform the broader infrastructure market, as defined by the S&P Global Infrastructure Index return of 32.01%.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX® Global Broad Infrastructure Index (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 23.82%, differing from the 23.77% return of the Underlying Index, which is reflective of the management fee (-47 basis points, “bps”), stock selection/futures (-6 bps), securities lending (+6 bps), dividend tax differential (+56 bps), performance calculation differences between the Underlying Index and the Fund (+1 bp), and Indian Capital Gains Taxes (-8 bps), the compounding effect of tracking error over time (+2 bps), and other non-recurring factors (+1 bp).

Line Graph [Table Text Block]
	FlexShares®STOXX® Global Broad Infrastructure Index Fund Net Asset Value ("NAV")	MSCI ACWI	STOXX® Global Broad Infrastructure Index
2014	$10,000	$10,000	$10,000
2015	$9,660	$9,997	$9,641
2016	$9,959	$10,201	$9,936
2017	$11,297	$12,568	$11,254
2018	$10,969	$12,503	$10,912
2019	$13,110	$14,078	$13,029
2020	$12,294	$14,766	$12,198
2021	$15,103	$20,270	$14,970
2022	$13,001	$16,225	$12,876
2023	$13,163	$17,929	$13,017
2024	$16,297	$23,808	$16,111

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares®STOXX® Global Broad Infrastructure Index Fund (Based on NAV)	23.82%	4.45%	5.01%
MSCI ACWI[1]	32.79%	11.08%	9.06%
STOXX® Global Broad Infrastructure Index	23.77%	4.34%	4.88%

AssetsNet	$ 2,478,235,432
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 10,518,339
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$2,478,235,432
Number of Portfolio Holdings	187
Portfolio Turnover Rate	12%
Net Investment Advisory Fees Paid	$10,518,339

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)[1]

United States	43.4%
Canada	13.9%
Japan	10.7%
Germany	7.2%
Spain	4.0%
United Kingdom	3.5%
Australia	3.2%
France	2.5%
Italy	2.0%
Thailand	1.4%
Other	7.2%

C000133169
Shareholder Report [Line Items]
Fund Name	GLOBAL QUALITY REAL ESTATE INDEX
Trading Symbol	GQRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Global Quality Real Estate Index Fund	$52	0.45%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, the global real estate equities moved higher. Within global real estate higher quality equities outperformed poorer quality equities, and higher momentum equities outperformed poorer momentum equities, leading the Fund to outperform the FTSE EPRA/NAREIT Developed Net Index. The value factor was negative for the fiscal year but was not enough to offset the positive performance derived from both the quality and momentum exposures.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Global Quality Real Estate IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 30.44%, differing from the 30.50% return of the Underlying Index, which is reflective of the management fee (-45 basis points, “bps”), stock selection/futures (-14 bps), securities lending (+2 bps), dividend tax differential (+49 bps), and the compounding effect of tracking error over time (+2 bps).

Line Graph [Table Text Block]
	FlexShares®Global Quality Real Estate Index Fund Net Asset Value ("NAV")	MSCI World Index	FTSE EPRA/NAREIT Developed Index℠	Northern Trust Global Quality Real Estate Index℠
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,660	$10,177	$10,184	$10,623
2016	$10,903	$10,298	$10,438	$10,871
2017	$12,180	$12,643	$11,076	$12,135
2018	$11,730	$12,789	$11,109	$11,685
2019	$13,885	$14,413	$13,363	$13,850
2020	$11,067	$15,042	$10,298	$11,018
2021	$15,558	$21,122	$14,636	$15,445
2022	$11,901	$17,219	$10,985	$11,776
2023	$11,049	$19,024	$10,323	$10,906
2024	$14,412	$25,431	$13,261	$14,233

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® Global Quality Real Estate Index Fund (Based on NAV)	30.44%	0.75%	3.72%
MSCI World Index[1]	33.68%	12.02%	9.78%
FTSE EPRA/NAREIT Developed Index℠	28.46%	-0.15%	2.86%
Northern Trust Global Quality Real Estate Index℠	30.50%	0.55%	3.59%

AssetsNet	$ 386,155,255
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 1,426,462
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$386,155,255
Number of Portfolio Holdings	160
Portfolio Turnover Rate	49%
Net Investment Advisory Fees Paid	$1,426,462

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)[1]

United States	67.1%
Japan	8.8%
Australia	3.8%
France	2.8%
United Kingdom	2.7%
Singapore	2.5%
Hong Kong	2.0%
Sweden	1.6%
Israel	1.6%
Canada	1.3%
Other	3.7%

C000162239
Shareholder Report [Line Items]
Fund Name	REAL ASSETS ALLOCATION INDEX
Trading Symbol	ASET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Real Assets Allocation Index Fund	$3	0.03%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, global equity markets moved higher. Generally, real asset equities were positive, but trailed global equities. The Fund’s low volatility approach to allocating among real assets detracted from relative performance, as a lower allocation to global real estate led the Fund to underperform the MSCI All Country World Index (ACWI).

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Real Assets Allocation IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 17.89%, differing from the 17.94% return of the Underlying Index, which is reflective of the management fee (-3 basis points, “bps”) and stock selection/futures (-2 bps).

Line Graph [Table Text Block]
	FlexShares®Real Assets Allocation Index Fund Net Asset Value ("NAV")	MSCI ACWI Index	Northern Trust Real Assets Allocation Index℠
2015	$10,000	$10,000	$10,000
2016	$10,556	$10,245	$10,565
2017	$11,900	$12,622	$11,924
2018	$11,533	$12,557	$11,570
2019	$13,573	$14,138	$13,632
2020	$11,883	$14,829	$11,949
2021	$15,888	$20,357	$15,993
2022	$14,062	$16,294	$14,179
2023	$13,811	$18,005	$13,939
2024	$16,282	$23,909	$16,438

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception 11/23/2015
FlexShares® Real Assets Allocation Index Fund (Based on NAV)	17.89%	3.71%	5.60%
MSCI ACWI Index	32.79%	11.08%	10.24%
Northern Trust Real Assets Allocation Index℠	17.94%	3.81%	5.72%

AssetsNet	$ 7,911,296
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 2,178
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$7,911,296
Number of Portfolio Holdings	3
Portfolio Turnover Rate	28%
Net Investment Advisory Fees Paid	$2,178

Holdings [Text Block]

TOP HOLDINGS (% of Net Assets)

FlexShares®STOXX® Global Broad Infrastructure Index Fund	50.00%
FlexShares® Global Quality Real Estate Index Fund	39.73%
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	10.03%

C000119637
Shareholder Report [Line Items]
Fund Name	QUALITY DIVIDEND INDEX
Trading Symbol	QDF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Quality Dividend Index Fund	$44	0.37%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, the U.S. equity market moved higher. Within the U.S. market dividend paying stocks underperformed non-dividend payers, leading the Fund to underperform the Russell 1000® Index. The quality factor was also negative for the fiscal year, contributing to the underperformance relative to the Russell 1000® Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Quality Dividend IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 32.40%, differing from the 32.83% return of the Underlying Index, which is reflective of the management fee (-37 basis points, “bps”), securities lending (+2 bps), and the compounding effect of tracking error over time (-8 bps).

Line Graph [Table Text Block]
	FlexShares®Quality Dividend Index Fund Net Asset Value ("NAV")	Russell 1000 Index	Northern Trust Quality Dividend Index℠
2014	$10,000	$10,000	$10,000
2015	$10,343	$10,486	$10,385
2016	$11,006	$10,932	$11,096
2017	$12,998	$13,520	$13,191
2018	$13,963	$14,463	$14,198
2019	$15,142	$16,510	$15,510
2020	$14,691	$18,304	$15,174
2021	$20,167	$26,269	$20,903
2022	$18,496	$21,966	$19,241
2023	$19,703	$24,050	$20,580
2024	$26,086	$33,205	$27,336

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® Quality Dividend Index Fund (Based on NAV)	32.40%	11.49%	10.06%
Russell 1000 Index	38.07%	14.99%	12.75%
Northern Trust Quality Dividend Index℠	32.83%	12.00%	10.58%

AssetsNet	$ 1,850,813,188
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 6,331,833
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$1,850,813,188
Number of Portfolio Holdings	146
Portfolio Turnover Rate	38%
Net Investment Advisory Fees Paid	$6,331,833

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)[1]

Information Technology	29.3%
Financials	13.9%
Industrials	10.2%
Health Care	8.9%
Consumer Staples	8.6%
Communication Services	8.0%
Consumer Discretionary	7.7%
Real Estate	5.6%
Utilities	3.5%
Energy	2.1%
Other	1.7%

C000119639
Shareholder Report [Line Items]
Fund Name	QUALITY DIVIDEND DEFENSIVE INDEX
Trading Symbol	QDEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Quality Dividend Defensive Index Fund	$44	0.37%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, the U.S. equity market moved higher. Within the U.S. market dividend paying stocks underperformed non-dividend payers, leading the Fund to underperform the Russell 1000® Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Quality Dividend Defensive IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 35.07%, differing from the 35.54% return of the Underlying Index, which is reflective of the management fee (-37 basis points, “bps”), stock selection/futures (-3 bps), securities lending (+2 bps), performance calculation differences between the Underlying Index and the Fund (+3 bps), and the compounding effect of tracking error over time (-12 bps).

Line Graph [Table Text Block]
	FlexShares®Quality Dividend Defensive Index Fund Net Asset Value ("NAV")	Russell 1000 Index	Northern Trust Quality Dividend Defensive Index℠
2014	$10,000	$10,000	$10,000
2015	$10,504	$10,486	$10,578
2016	$11,130	$10,932	$11,237
2017	$13,071	$13,520	$13,275
2018	$14,206	$14,463	$14,571
2019	$15,825	$16,510	$16,345
2020	$15,121	$18,304	$15,650
2021	$20,305	$26,269	$21,090
2022	$18,775	$21,966	$19,596
2023	$20,244	$24,050	$21,202
2024	$27,342	$33,205	$28,737

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® Quality Dividend Defensive Index Fund (Based on NAV)	35.07%	11.56%	10.58%
Russell 1000 Index	38.07%	14.99%	12.75%
Northern Trust Quality Dividend Defensive Index℠	35.54%	11.94%	11.13%

AssetsNet	$ 403,870,143
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 1,340,457
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$403,870,143
Number of Portfolio Holdings	133
Portfolio Turnover Rate	50%
Net Investment Advisory Fees Paid	$1,340,457

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)[1]

Information Technology	26.3%
Health Care	13.4%
Industrials	11.3%
Financials	10.9%
Communication Services	9.3%
Consumer Staples	8.6%
Consumer Discretionary	7.2%
Real Estate	5.4%
Utilities	5.2%
Energy	0.9%
Other	0.7%

C000119640
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL QUALITY DIVIDEND INDEX
Trading Symbol	IQDF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® International Quality Dividend Index Fund	$53	0.47%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, international equity markets moved higher. Within international markets higher quality dividend payers outperformed poorer quality dividend payers, leading the Fund to outperform the MSCI All Country World Index Ex-U.S. Index. The yield factor was negative for the fiscal year but was not enough to offset the positive relative performance derived from the quality exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust International Quality Dividend IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 26.73%, differing from the 27.53% return of the Underlying Index, which is reflective of the management fee (-47 basis points, “bps”), stock selection/futures (-11 bps), securities lending (+4 bps), dividend tax differential (+14 bps), performance calculation differences between the Underlying Index and the Fund (+1 bp), Indian Capital Gains Taxes (-27 bps), the compounding effect of tracking error over time (-15 bps), and other non-recurring factors (+1 bp).

Line Graph [Table Text Block]
	FlexShares®International Quality Dividend Index Fund Net Asset Value ("NAV")	MSCI AC World ex USA Index	Northern Trust International Quality Dividend Index℠
2014	$10,000	$10,000	$10,000
2015	$9,155	$9,531	$9,252
2016	$9,262	$9,553	$9,412
2017	$11,253	$11,811	$11,474
2018	$10,073	$10,837	$10,267
2019	$10,921	$12,059	$11,130
2020	$9,944	$11,744	$10,168
2021	$13,168	$15,227	$13,517
2022	$9,993	$11,462	$10,265
2023	$11,737	$12,846	$12,137
2024	$14,873	$15,971	$15,478

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® International Quality Dividend Index Fund (Based on NAV)	26.73%	6.37%	4.05%
MSCI AC World ex USA Index	24.33%	5.78%	4.79%
Northern Trust International Quality Dividend Index℠	27.53%	6.81%	4.46%

AssetsNet	$ 594,400,042
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 2,609,350
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$594,400,042
Number of Portfolio Holdings	242
Portfolio Turnover Rate	51%
Net Investment Advisory Fees Paid	$2,609,350

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)[1]

Japan	11.7%
China	10.3%
United Kingdom	7.8%
Switzerland	7.7%
Taiwan	7.1%
Australia	6.0%
Canada	5.6%
France	4.1%
Sweden	3.6%
Italy	3.4%
Other	30.5%

C000119642
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL QUALITY DIVIDEND DEFENSIVE INDEX
Trading Symbol	IQDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® International Quality Dividend Defensive Index Fund	$52	0.47%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, international equity markets moved higher. The Fund’s defensive positioning with dividend payers, as well as the high dividend payers underperforming non-dividend payers, led the Fund to underperform the MSCI All Country World Index Ex-U.S. Index. The quality factor was positive for the fiscal year but was not enough to offset the negative performance derived from the Fund’s defensive positioning and the negative performance of the yield factor.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust International Quality Dividend Defensive IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 21.94%, differing from the 23.69% return of the Underlying Index, which is reflective of the management fee (-47 basis points, “bps”), stock selection/futures (-39 bps), securities lending (+3 bps), dividend tax differential (+15 bps), Indian Capital Gains Taxes (-41 bps), the compounding effect of tracking error over time (-29 bps), and Egyptian currency devaluation (-37 bps).

Line Graph [Table Text Block]
	FlexShares®International Quality Dividend Defensive Index Fund Net Asset Value ("NAV")	MSCI AC World ex USA Index	Northern Trust International Quality Dividend Defensive Index℠
2014	$10,000	$10,000	$10,000
2015	$9,163	$9,531	$9,287
2016	$9,368	$9,553	$9,559
2017	$11,003	$11,811	$11,247
2018	$9,900	$10,837	$10,132
2019	$10,658	$12,059	$10,920
2020	$9,707	$11,744	$9,981
2021	$12,525	$15,227	$12,925
2022	$9,762	$11,462	$10,100
2023	$10,986	$12,846	$11,441
2024	$13,397	$15,971	$14,151

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® International Quality Dividend Defensive Index Fund (Based on NAV)	21.94%	4.68%	2.97%
MSCI AC World ex USA Index	24.33%	5.78%	4.79%
Northern Trust International Quality Dividend Defensive Index℠	23.69%	5.32%	3.53%

AssetsNet	$ 22,201,192
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 106,088
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$22,201,192
Number of Portfolio Holdings	220
Portfolio Turnover Rate	64%
Net Investment Advisory Fees Paid	$106,088

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)[1]

Japan	11.8%
Switzerland	8.2%
United Kingdom	7.8%
Australia	6.9%
China	6.8%
Canada	5.9%
India	4.8%
France	4.8%
Taiwan	4.2%
Germany	4.0%
Other	32.7%

C000119641
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL QUALITY DIVIDEND DYNAMIC INDEX
Trading Symbol	IQDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® International Quality Dividend Dynamic Index Fund	$52	0.47%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

   During the fiscal year ended October 31, 2024, international equity markets moved higher. Within international markets higher quality dividend payers outperformed poorer quality dividend payers, leading the Fund to outperform the MSCI All Country World Index Ex-U.S. Index. The yield factor was negative for the fiscal year but was not enough to offset the positive performance derived from the quality exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust International Quality Dividend Dynamic IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund’s performance on a net asset value (“NAV”) basis was 28.20%, differing from the 29.10% return of the Underlying Index, which is reflective of the management fee (-47 basis points, “bps”), stock selection/futures (-17 bps), securities lending (+4 bps), dividend tax differential (+10 bps), performance calculation differences between the Underlying Index and the Fund (-1 bp), Indian Capital Gains Taxes (-22 bps), and the compounding effect of tracking error over time (-17 bps).

Line Graph [Table Text Block]
	FlexShares®International Quality Dividend Dynamic Index Fund Net Asset Value ("NAV")	MSCI AC World ex USA Index	Northern Trust International Quality Dividend Dynamic Index℠
2014	$10,000	$10,000	$10,000
2015	$9,372	$9,531	$9,468
2016	$9,669	$9,553	$9,821
2017	$11,832	$11,811	$12,062
2018	$10,490	$10,837	$10,696
2019	$11,675	$12,059	$11,936
2020	$10,859	$11,744	$11,153
2021	$15,189	$15,227	$15,663
2022	$11,319	$11,462	$11,675
2023	$13,514	$12,846	$14,053
2024	$17,325	$15,971	$18,142

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® International Quality Dividend Dynamic Index Fund (Based on NAV)	28.20%	8.21%	5.65%
MSCI AC World ex USA Index	24.33%	5.78%	4.79%
Northern Trust International Quality Dividend Dynamic Index℠	29.10%	8.73%	6.14%

AssetsNet	$ 68,030,762
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 316,545
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$68,030,762
Number of Portfolio Holdings	194
Portfolio Turnover Rate	61%
Net Investment Advisory Fees Paid	$316,545

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)[1]

Japan	12.1%
China	10.2%
United Kingdom	7.9%
Taiwan	6.9%
Switzerland	6.8%
Australia	6.2%
Canada	5.7%
France	4.6%
Italy	3.7%
Sweden	3.2%
Other	31.3%

C000102372
Shareholder Report [Line Items]
Fund Name	IBOXX 3-YEAR TARGET DURATION TIPS INDEX
Trading Symbol	TDTT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	$19	0.18%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  U.S. Treasury Inflation Protected Securities (“TIPS”) inflation breakevens were little changed during the fiscal year ended October 31, 2024, yet oscillated considerably throughout the period. Breakevens declined to a low in September 2024 before rising again throughout the remaining fiscal year. During the fiscal year, the 3-5 year segment of the TIPS yield curve underperformed the broader U.S. TIPS market, represented by the Bloomberg U.S. TIPS Index. During the fiscal year ended October 31, 2024, the Fund’s net asset value (“NAV”) underperformed the broader U.S. TIPS market, as defined by the Bloomberg U.S. Government Inflation-Linked 1-10 Year Index return of 7.62% by 60 basis points (“bps”), due in part to shorter overall duration and higher concentration in the 1-3 year segment of the TIPS yield curve.

  The Fund is passively managed and seeks to provide investment results (before fees and expenses) of the iBoxx 3-Year Target Duration TIPS Index (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund's performance on a NAV basis was 7.02%, differing from the 7.18% return of the Underlying Index, which is reflective of the Fund’s management fee (-18 bps), and small positive contributions from duration/curve positioning, security selection, trading costs, and other factors (+2 bps).

Line Graph [Table Text Block]
	FlexShares®iBoxx 3-Year Target Duration TIPS Index Fund Net Asset Value ("NAV")	Bloomberg U.S. Aggregate Bond Index	iBoxx 3-Year Target Duration TIPS Index
2014	$10,000	$10,000	$10,000
2015	$9,866	$10,196	$9,878
2016	$10,118	$10,641	$10,139
2017	$10,161	$10,737	$10,202
2018	$10,119	$10,517	$10,170
2019	$10,655	$11,727	$10,720
2020	$11,275	$12,453	$11,384
2021	$12,054	$12,393	$12,185
2022	$11,523	$10,450	$11,674
2023	$11,735	$10,487	$11,906
2024	$12,559	$11,593	$12,761

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund (Based on NAV)	7.02%	3.34%	2.30%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
iBoxx 3-Year Target Duration TIPS Index	7.18%	3.55%	2.47%

AssetsNet	$ 1,721,904,827
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 3,129,298
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$1,721,904,827
Number of Portfolio Holdings	25
Portfolio Turnover Rate	71%
Net Investment Advisory Fees Paid	$3,129,298

Holdings [Text Block]

YEARS TO MATURITY (% of Net Assets)[1]

3-5 year	53.2%
1-3 year	36.5%
5-10 year	10.1%
0-1 year	0.0%
10-20 year	0.0%
20+ year	0.0%
Cash/and or Derivatives	0.2%

C000105758
Shareholder Report [Line Items]
Fund Name	IBOXX 5-YEAR TARGET DURATION TIPS INDEX
Trading Symbol	TDTF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	$19	0.18%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  U.S. Treasury Inflation Protected Securities (“TIPS”) inflation breakevens were little changed during the fiscal year ended October 31, 2024, yet oscillated considerably throughout the period. Breakevens declined to a low in September 2024 before rising again throughout the remaining fiscal year. During the fiscal year, the 3-5 year segment of the TIPS yield curve underperformed the broader U.S. TIPS market, represented by the Bloomberg U.S. TIPS Index. During the fiscal year ended October 31, 2024, the Fund’s net asset value (“NAV”) underperformed the broader U.S. TIPS market, as defined by the Bloomberg U.S. TIPS Index return of 8.61%, by 41 basis points (“bps”), due in part to shorter overall duration and higher concentration in the 3-5 year segment, and lower concentration in the 10-20 year segment of the TIPS yield curve.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the iBoxx 5-Year Target Duration TIPS Index (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund's performance on a NAV basis was 8.20%, differing from the 8.24% return of the Underlying Index, which is reflective of the Fund’s management fee (-18 bps), and small positive contributions from duration/curve positioning, security selection, trading costs, and other factors (+4 bps).

Line Graph [Table Text Block]
	FlexShares®iBoxx 5-Year Target Duration TIPS Index Fund Net Asset Value ("NAV")	Bloomberg U.S. Aggregate Bond Index	iBoxx 5-Year Target Duration TIPS Index
2014	$10,000	$10,000	$10,000
2015	$9,900	$10,196	$9,903
2016	$10,376	$10,641	$10,372
2017	$10,384	$10,737	$10,395
2018	$10,227	$10,517	$10,249
2019	$11,100	$11,727	$11,143
2020	$12,031	$12,453	$12,123
2021	$12,855	$12,393	$12,974
2022	$11,643	$10,450	$11,774
2023	$11,631	$10,487	$11,797
2024	$12,585	$11,593	$12,781

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (Based on NAV)	8.20%	2.54%	2.33%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
iBoxx 5-Year Target Duration TIPS Index	8.34%	2.78%	2.48%

AssetsNet	$ 703,479,600
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,301,043
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$703,479,600
Number of Portfolio Holdings	24
Portfolio Turnover Rate	42%
Net Investment Advisory Fees Paid	$1,301,043

Holdings [Text Block]

YEARS TO MATURITY (% of Net Assets)[1]

5-10 year	52.1%
3-5 year	45.7%
10-20 year	2.0%
0-1 year	0.0%
1-3 year	0.0%
20+ year	0.0%
Cash/and or Derivatives	0.2%

C000144481
Shareholder Report [Line Items]
Fund Name	DISCIPLINED DURATION MBS INDEX
Trading Symbol	MBSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Disciplined Duration MBS Index Fund	$21	0.20%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, interest rates declined and the yield curve steepened, which were enough to bring the 10-year and 2-year spread out of negative territory for the first time in over two years. Overall, credit performed well as investment grade spreads generally tightened throughout the trailing 12-month period. During the fiscal year ended October 31, 2024, the Fund underperformed the broader mortgage backed securities market, as defined by the Bloomberg U.S. Mortgage Backed Securities Index return of 11.44% by -301 basis points (“bps”) due exposure to a selection of higher coupon, more seasoned mortgage backed securities.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA® Constrained Duration US Mortgage-Backed Securities Index (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index and in to-be announced (“TBA”) transactions that represent securities in the underlying index.

  For the fiscal year ended October 31, 2024, the Fund's performance on a net asset value ("NAV") basis was 8.43%, differing from the 8.95% return of the Underlying Index, which is reflective of the Fund’s management fee (-20 bps), trading costs and fees (-27 bps), yield curve positioning (+6 bps), sector allocation (-1 bp), security selection (+21 bps), and other factors (-31 bps).

Line Graph [Table Text Block]
	FlexShares®Disciplined Duration MBS Index Fund Net Asset Value ("NAV")	Bloomberg U.S. Aggregate Bond Index	ICE BofA® Constrained Duration US Mortgage Backed Securities Index
2014	$10,000	$10,000	$10,000
2015	$10,174	$10,196	$10,229
2016	$10,482	$10,641	$10,538
2017	$10,435	$10,737	$10,560
2018	$10,263	$10,517	$10,443
2019	$11,017	$11,727	$11,291
2020	$11,590	$12,453	$11,847
2021	$11,557	$12,393	$11,934
2022	$10,152	$10,450	$10,553
2023	$10,251	$10,487	$10,718
2024	$11,115	$11,593	$11,677

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® Disciplined Duration MBS Index Fund (Based on NAV)	8.43%	0.18%	1.06%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
ICE BofA® Constrained Duration US Mortgage Backed Securities Index	8.95%	0.68%	1.56%

AssetsNet	$ 93,171,871
Holdings Count | Holding	469
Advisory Fees Paid, Amount	$ 153,111
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$93,171,871
Number of Portfolio Holdings	469
Portfolio Turnover Rate	31%
Net Investment Advisory Fees Paid	$153,111

Holdings [Text Block]

YEARS TO MATURITY (% of Net Assets)[1]

20+ year	43.9%
10-20 year	33.2%
5-10 year	14.8%
3-5 year	6.0%
1-3 year	1.5%
0-1 year	0.0%
Cash/and or Derivatives	0.6%

C000148066
Shareholder Report [Line Items]
Fund Name	CREDIT-SCORED US CORPORATE BOND INDEX
Trading Symbol	SKOR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Credit-Scored US Corporate Bond Index Fund	$17	0.16%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, credit fundamentals remained relatively strong throughout the year as the U.S. economy was resilient. Investment grade credit spreads tightened throughout the fiscal year ended October 31, 2024. Overall, credit performed well as investment grade spreads generally tightened throughout the trailing 12-month period. Overall, credit performed well as investment grade spreads generally tightened throughout the trailing 12-month period. During the fiscal year ended October 31, 2024, the Fund’s net asset value (“NAV”) outperformed the Bloomberg Intermediate Corporate Index by 42 basis points (“bps”).

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust US Corporate Bond Quality Value IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund's performance on a NAV basis was 11.44%, differing from the 11.74% return of the Underlying Index, which is reflective of the Fund’s management fee (-15 bps), trading costs (-8 bps), sampling (-4 bps), and other factors.

Line Graph [Table Text Block]
	FlexShares®Credit-Scored US Corporate Bond Index Fund Net Asset Value ("NAV")	Bloomberg U.S. Aggregate Bond Index	Bloomberg Intermediate U.S. Corporate Index	Hybrid Northern Trust Credit-Scored US Long Corporate Bond Index℠/Northern Trust US Long Corporate Bond Quality Value Index℠Footnote Reference*
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,261	$10,124	$10,140	$10,209
2016	$10,744	$10,566	$10,645	$10,725
2017	$10,945	$10,662	$10,895	$10,959
2018	$10,721	$10,443	$10,754	$10,784
2019	$11,971	$11,645	$11,910	$12,084
2020	$12,833	$12,365	$12,643	$13,033
2021	$12,923	$12,306	$12,733	$13,209
2022	$11,255	$10,376	$11,182	$11,573
2023	$11,696	$10,413	$11,602	$12,083
2024	$13,034	$11,511	$12,881	$13,502

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception 11/12/2014
FlexShares® Credit-Scored US Corporate Bond Index Fund (Based on NAV)	11.44%	1.72%	2.69%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.50%
Bloomberg Intermediate U.S. Corporate Index	11.02%	1.58%	2.64%
Hybrid Northern Trust Credit-Scored US Long Corporate Bond Index℠/Northern Trust US Long Corporate Bond Quality Value Index℠	11.74%	2.24%	3.07%

AssetsNet	$ 455,346,993
Holdings Count | Holding	1,664
Advisory Fees Paid, Amount	$ 569,417
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$455,346,993
Number of Portfolio Holdings	1,664
Portfolio Turnover Rate	81%
Net Investment Advisory Fees Paid	$569,417

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)[1]

Financials	41.5%
Energy	13.4%
Information Technology	8.7%
Consumer Discretionary	6.3%
Consumer Staples	6.2%
Industrials	5.3%
Real Estate	4.7%
Health Care	4.1%
Communication Services	3.3%
Materials	2.6%
Other	2.8%

C000159757
Shareholder Report [Line Items]
Fund Name	CREDIT-SCORED US LONG CORPORATE BOND INDEX
Trading Symbol	LKOR
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	$18	0.16%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, credit fundamentals remained relatively strong throughout the year as the U.S. economy was resilient. Investment grade credit spreads tightened throughout the fiscal year ended October 31, 2024. Overall, credit performed well as investment grade spreads generally tightened throughout the trailing 12-month period. During the fiscal year ended October 31, 2024, the Fund’s NAV outperformed the Bloomberg Long Corporate Index by 90 basis points (“bps”).

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust US Long Corporate Bond Quality Value IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund's performance on a net asset value ("NAV") basis was 20.13%, differing from the 20.38% return of the Underlying Index, which is reflective of fees (-15 bps), trading costs (-10 bps), sampling (+9 bps) and other factors.

Line Graph [Table Text Block]
	FlexShares®Credit-Scored US Long Corporate Bond Index Fund Net Asset Value ("NAV")	Bloomberg U.S. Aggregate Bond Index	Bloomberg Long U.S. Corporate Index	Hybrid Northern Trust Credit-Scored US Long Corporate Bond Index℠/Northern Trust US Long Corporate Bond Quality Value Index℠Footnote Reference*
2015	$10,000	$10,000	$10,000	$10,000
2015	$10,056	$10,069	$10,079	$10,055
2016	$11,227	$10,509	$11,341	$11,249
2017	$11,855	$10,604	$12,015	$11,946
2018	$10,997	$10,386	$11,213	$11,149
2019	$13,803	$11,582	$14,050	$14,058
2020	$15,230	$12,299	$15,258	$15,719
2021	$16,013	$12,240	$15,952	$16,643
2022	$10,956	$10,320	$11,000	$11,459
2023	$11,131	$10,357	$11,056	$11,732
2024	$13,371	$11,449	$13,182	$14,123

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception 9/23/2015
FlexShares® Credit-Scored US Long Corporate Bond Index Fund (Based on NAV)	20.16%	-0.63%	3.24%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.45%
Bloomberg Long U.S. Corporate Index	19.23%	-1.27%	3.04%
Hybrid Northern Trust Credit-Scored US Long Corporate Bond Index℠/Northern Trust US Long Corporate Bond Quality Value Index℠	20.38%	0.09%	3.84%

AssetsNet	$ 47,740,356
Holdings Count | Holding	916
Advisory Fees Paid, Amount	$ 55,342
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$47,740,356
Number of Portfolio Holdings	916
Portfolio Turnover Rate	116%
Net Investment Advisory Fees Paid	$55,342

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)[1]

Financials	18.3%
Energy	17.9%
Information Technology	12.5%
Health Care	10.1%
Consumer Staples	7.9%
Communication Services	7.6%
Industrials	7.0%
Utilities	6.5%
Consumer Discretionary	5.9%
Materials	4.1%
Other	0.6%

C000201101
Shareholder Report [Line Items]
Fund Name	HIGH YIELD VALUE-SCORED BOND INDEX
Trading Symbol	HYGV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® High Yield Value-Scored Bond Index Fund	$40	0.37%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  Credit fundamentals remained relatively strong throughout the year as the U.S. economy was resilient. Investment grade credit spreads tightened throughout the fiscal year ended October 31, 2024. Overall, credit performed well as investment grade spreads generally tightened throughout the trailing 12-month period. Overall, high yield credit performed well with general returns in the mid-teens as spreads generally tightened throughout the year. During the fiscal year ended October 31, 2024, the Fund’s net asset value (“NAV”) performance underperformed the ICE BofA® U.S. High Yield Index by 92 basis points (“bps”).

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust High Yield Value-Scored US Corporate Bond IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2024, the Fund's performance on a NAV basis was 15.55%, differing from the 17.01% return of the Underlying Index, which is reflective of fees (-37 bps), trading costs (-61 bps), sampling (-58 bps) and other factors.

Line Graph [Table Text Block]
	FlexShares®High Yield Value-Scored Bond Index Fund Net Asset Value ("NAV")	Bloomberg Universal Index	ICE BofA® US High Yield Index	Northern Trust High Yield Value-Scored US Corporate Bond Index℠
2018	$10,000	$10,000	$10,000	$10,000
2018	$10,018	$9,943	$10,020	$10,043
2019	$10,763	$11,072	$10,854	$10,852
2020	$11,093	$11,733	$11,128	$11,490
2021	$12,577	$11,789	$12,323	$13,119
2022	$10,935	$9,927	$10,912	$11,554
2023	$11,530	$10,046	$11,547	$12,379
2024	$13,323	$11,171	$13,452	$14,482

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception 7/17/2018
FlexShares® High Yield Value-Scored Bond Index Fund (Based on NAV)	15.55%	4.36%	4.67%
Bloomberg Universal IndexFootnote Reference1	11.20%	0.18%	1.72%
ICE BofA® US High Yield Index	16.47%	4.38%	4.83%
Northern Trust High Yield Value-Scored US Corporate Bond Index℠	17.01%	5.94%	6.06%

AssetsNet	$ 1,467,420,568
Holdings Count | Holding	1,085
Advisory Fees Paid, Amount	$ 5,062,144
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$1,467,420,568
Number of Portfolio Holdings	1,085
Portfolio Turnover Rate	118%
Net Investment Advisory Fees Paid	$5,062,144

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)[1]

Consumer Discretionary	19.7%
Communication Services	15.7%
Energy	12.9%
Industrials	12.5%
Materials	8.7%
Financials	8.5%
Consumer Staples	4.7%
Health Care	4.7%
Information Technology	4.6%
Real Estate	3.0%
Other	3.9%

C000230181
Shareholder Report [Line Items]
Fund Name	ESG & CLIMATE INVESTMENT GRADE CORPORATE CORE INDEX
Trading Symbol	FEIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	$13	0.12%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  Credit fundamentals remained relatively strong throughout the year as the U.S. economy was resilient. Investment grade credit spreads tightened throughout the fiscal year ended October 31, 2024. Overall, credit performed well as investment grade spreads generally tightened throughout the trailing 12-month period. During the fiscal year ended October 31, 2024, the Fund’s net asset value (“NAV”) underperformed the broader investment grade market, as defined by the Bloomberg U.S. Corporate Total Return Value Unhedged Index, by -16 basis points (“bps”).

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust ESG & Climate Investment Grade U.S. Corporate Core IndexSM (the “Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

   For the fiscal year ended October 31, 2024, the Fund's performance on a NAV basis was 13.47%, differing from the 13.79% return of the Underlying Index, which is reflective of the Fund’s management fee (-12 bps), trading costs (-6 bps), and sampling (-13 bps).

Line Graph [Table Text Block]
	FlexShares®ESG & Climate Investment Grade Corporate Core Index Fund Net Asset Value ("NAV")	Bloomberg U.S. Aggregate Bond Index	Bloomberg US Corporate Total Return Value Unhedged Index	Northern Trust ESG & Climate Investment Grade U.S. Corporate Core Index℠
2021	$10,000	$10,000	$10,000	$10,000
2021	$9,868	$9,997	$9,876	$9,871
2022	$7,921	$8,429	$7,944	$7,942
2023	$8,112	$8,459	$8,164	$8,171
2024	$9,205	$9,352	$9,277	$9,298

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception 9/20/2021
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (Based on NAV)	13.47%	-2.63%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	2.47%
Bloomberg US Corporate Total Return Value Unhedged Index	13.63%	-2.38%
Northern Trust ESG & Climate Investment Grade U.S. Corporate Core Index℠	13.79%	-2.31%

AssetsNet	$ 45,283,761
Holdings Count | Holding	808
Advisory Fees Paid, Amount	$ 44,484
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$45,283,761
Number of Portfolio Holdings	808
Portfolio Turnover Rate	41%
Net Investment Advisory Fees Paid	$44,484

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)[1]

Financials	31.9%
Health Care	11.9%
Information Technology	10.0%
Communication Services	7.3%
Energy	7.0%
Utilities	6.7%
Consumer Discretionary	5.7%
Consumer Staples	4.7%
Real Estate	4.5%
Industrials	4.2%
Other	2.6%

C000109007
Shareholder Report [Line Items]
Fund Name	ULTRA-SHORT INCOME
Trading Symbol	RAVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Ultra-Short Income Fund	$26	0.25%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, interest rates declined and the yield curve steepened, which were enough to bring the 10-year and 2-year spread out of negative territory for the first time in over two years. Overall, credit performed well as investment grade spreads generally tightened throughout the trailing 12-month period.

  The Fund is actively managed and seeks maximum current income consistent with the preservation of capital and liquidity. The Fund attempts to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in a portfolio of fixed-income instruments, including bonds, debt securities and other similar instruments issued by U.S. and non-U.S. public and private sector entities. Such issuers include, without limitation, U.S. and non-U.S. governments and their agencies, instrumentalities or sponsored enterprises, U.S. state and local governments and U.S. and non-U.S. private-sector entities, such as corporations and banks.

  For the fiscal year ended October 31, 2024, the Fund’s return of 6.07% outperformed the Bloomberg 1-3 Month U.S. Treasury Bill Index’s return of 5.45% by 62 basis points (“bps”), net of fees. During this period, Treasury rates declined as the inflation rate declined and the Federal Open Market Committee began to normalize monetary policy. The Fund's underweight to Treasuries, as well as its long to duration positioning, contributed to the Fund’s relative outperformance. The Fund’s exposure to the Investment Grade sector contributed to relative performance while security selection was a small detractor.

Line Graph [Table Text Block]
	FlexShares®Ultra-Short Income Fund Net Asset Value ("NAV")	Bloomberg Global Aggregate Bond Index	Bloomberg 1-3 Month U.S. Treasury Bill Index
2014	$10,000	$10,000	$10,000
2015	$10,036	$9,693	$10,001
2016	$10,155	$10,234	$10,024
2017	$10,276	$10,355	$10,093
2018	$10,460	$10,143	$10,256
2019	$10,796	$11,110	$10,495
2020	$11,032	$11,736	$10,578
2021	$11,069	$11,590	$10,583
2022	$10,965	$9,181	$10,673
2023	$11,542	$9,339	$11,194
2024	$12,243	$10,230	$11,804

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
FlexShares® Ultra-Short Income Fund (Based on NAV)	6.07%	2.55%	2.04%
Bloomberg Global Aggregate Bond Index[1]	9.55%	-1.64%	0.23%
Bloomberg 1-3 Month U.S. Treasury Bill Index	5.45%	2.38%	1.67%

AssetsNet	$ 1,151,144,756
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 2,728,485
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$1,151,144,756
Number of Portfolio Holdings	287
Portfolio Turnover Rate	53%
Net Investment Advisory Fees Paid	$2,728,485

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)[1]

Financials	43.1%
Industrials	9.0%
Consumer Discretionary	8.2%
Health Care	7.5%
Consumer Staples	6.4%
Asset-Backed Securities	6.1%
Information Technology	4.8%
U.S. Treasury Obligations	4.2%
Communication Services	3.7%
Energy	3.2%
Other	5.8%

C000174705
Shareholder Report [Line Items]
Fund Name	CORE SELECT BOND
Trading Symbol	BNDC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
FlexShares® Core Select Bond Fund	$26	0.25%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2024, interest rates declined and the yield curve steepened, which were enough to bring the 10-year and 2-year spread out of negative territory for the first time in over two years. Overall, credit performed well as investment grade spreads generally tightened throughout the trailing 12-month period.

  The Fund is actively managed and seeks total return and preservation of capital. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar-denominated investment-grade fixed-income securities either directly or indirectly through exchange-traded funds (“ETFs”) and other registered investment companies (together with ETFs, “Underlying Funds”).

  For the fiscal year ended October 31, 2024, the Fund underperformed the broad fixed income market, as defined by the Bloomberg U.S. Aggregate Bond Index, by 11 basis points, net of fees.The Fund had an overweight to duration periodically during the year, and this accounted for the majority of the underperformance. Additionally, the Fund had a modest overweight to mortgage-backed securities (“MBS”) with MBS spreads trading cheaper relative to historical averages and MBS spreads rallied through most of the 12-month period. Overall, the allocation to MBS had a modest positive relative effect, which was partially offset by other factors.

Line Graph [Table Text Block]
	FlexShares®Core Select Bond Fund Net Asset Value ("NAV")	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000
2017	$10,286	$10,331
2018	$10,005	$10,119
2019	$11,143	$11,285
2020	$11,889	$11,983
2021	$11,920	$11,926
2022	$9,981	$10,056
2023	$9,966	$10,091
2024	$11,007	$11,155

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception 11/18/2016
FlexShares® Core Select Bond Fund (Based on NAV)	10.44%	-0.25%	1.21%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.38%

AssetsNet	$ 166,575,300
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 416,028
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$166,575,300
Number of Portfolio Holdings	18
Portfolio Turnover Rate	32%
Net Investment Advisory Fees Paid	$416,028

Holdings [Text Block]

TOP HOLDINGS (% of Net Assets)

iShares MBS ETF	24.33%
U.S. Treasury 2 Year Note	13.72%
iShares 20+ Year Treasury Bond ETF	12.87%
FlexShares® Disciplined Duration MBS Index Fund	12.50%
iShares 3-7 Year Treasury Bond ETF	11.97%
FlexShares® Credit-Scored US Corporate Bond Index Fund	9.43%
iShares 1-5 Year Investment Grade Corporate Bond ETF	8.40%
CF Secured LLC	8.04%
iShares 7-10 Year Treasury Bond ETF	5.73%
FlexShares® Ultra-Short Income Fund	4.71%